CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Interest and dividend income:
Loans, including fees (Note 5)	¥ 936,574		¥ 945,784		¥ 1,093,463
Investments:
Interest	170,651		174,538		203,744
Dividends	71,579		73,573		74,226
Trading account assets	193,288		203,817		204,088
Call loans and funds sold	6,601		4,960		3,432
Receivables under resale agreements and securities borrowing transactions	39,684		48,903		44,147
Deposits	18,709		8,609		9,182
Total interest and dividend income	1,437,086		1,460,184		1,632,282
Interest expense:
Deposits	131,140		134,495		195,543
Debentures	385		6,533		11,960
Trading account liabilities	28,436		31,370		30,743
Call money and funds purchased	8,604		8,522		10,948
Payables under repurchase agreements and securities lending transactions	47,114		62,622		46,104
Other short-term borrowings	20,481		14,499		24,958
Long-term debt	179,799		190,816		207,903
Total interest expense	415,959		448,857		528,159
Net interest income	1,021,127		1,011,327		1,104,123
Provision (credit) for loan losses (Notes 5 and 6)	(23,044)		647		222,102
Net interest income after provision (credit) for loan losses	1,044,171		1,010,680		882,021
Noninterest income:
Fees and commissions (Note 27)	575,413		582,100		586,408
Foreign exchange gains (losses)-net (Note 28)	98,054	[1]	55,998	[1]	(1,311)	[1]
Trading account gains (losses)-net (Note 28)	333,315		206,016		421,593
Investment gains (losses)-net (Note 4)	(32,991)		70,468		66,763
Gains on disposal of premises and equipment	19,924		13,537		27,543
Other noninterest income (Notes 3, 23 and 31)	96,420		108,413		229,851
Total noninterest income	1,090,135		1,036,532		1,330,847
Noninterest expenses:
Salaries and employee benefits (Note 21)	587,332		552,348		592,520
General and administrative expenses	477,512		500,369		496,987
Impairment of goodwill (Note 8)	5,637		9,379
Occupancy expenses	174,788		169,916		172,160
Fees and commission expenses	107,898		96,113		91,621
Provision (credit) for losses on off-balance-sheet instruments (Note 24)	(1,203)		4,443		(24,107)
Other noninterest expenses (Notes 5, 23 and 31)	119,507		103,287		197,232
Total noninterest expenses	1,471,471		1,435,855		1,526,413
Income before income tax expense (benefit)	662,835		611,357		686,455
Income tax expense (benefit) (Note 20)	13,878		193,227		(360,195)
Net income	648,957		418,130		1,046,650
Less: Net income (loss) attributable to noncontrolling interests	(7,432)		5,461		46,961
Net income attributable to MHFG shareholders	¥ 656,389		¥ 412,669		¥ 999,689
Earnings per common share (Note 19):
Basic net income per common share	¥ 28.07		¥ 20.44		¥ 70.55
Diluted net income per common share	¥ 26.78		¥ 19.22		¥ 61.64

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments.